UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

THIRD QUARTER REPORT

July 31, 2010

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.89%

	Consumer Products - 0.19%
16,481,850	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b) (e)	$9,186,983

	Financial Insurance - 2.70%
270,000,000	MBIA Insurance Corp., 14.000%,
	due 1/15/33 (d) (g)	130,950,000

	Total Corporate Debt Instruments
	(Cost $269,003,805)	140,136,983

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625%
	(United Kingdom)	8,354
1,022,245	RS Holdings Corp., Convertible,
	Class A (a) (b) (c)	236,158

	Total Preferred Stocks
	(Cost $1,001,188)	244,512

Common Stocks and Warrants - 91.90%

	Annuities & Mutual Fund
	Management & Sales - 3.10%
6,000,000	Bank of New York Mellon Corp. (The)	150,420,000

	Auto Supply - 0.01%
191,736	ISE, Ltd. (Cayman Islands) (a) (b) (e)	68,186
460,467	ISE, Ltd., Restricted Voting Shares
	(Cayman Islands) (a) (b) (e)	163,753

		231,939

Shares		Value (Note 1)

	Automotive - 9.68%
17,400,700	Toyota Industries Corp. (Japan) (c)	$469,282,146

	Consumer Products - 0.00%#
526,368	Home Products International,
	Inc. (a) (b) (c) (e)	26,318

	Depository Institutions - 2.28%
218,500	Carver Bancorp, Inc. (c)	1,420,250
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	24,198,577
10,000,000	KeyCorp	84,600,000

		110,218,827

	Diversified Operations - 10.00%
10,000,000	Brookfield Asset Management, Inc.,
	Class A (Canada)	250,900,000
42,684,822	Wharf (Holdings), Ltd. (The)
	(Hong Kong)	233,550,684

		484,450,684

	Financial Insurance - 0.01%
37	Manifold Capital Holdings,
	Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 23.68%
83,370	Capital Southwest Corp.	7,404,923
53,819,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	650,262,395
496,800	Guoco Group, Ltd. (Hong Kong) [1]	4,892,848
10,665,000	Investor AB, Class A (Sweden)	192,333,839
3,317,350	RHJ International (Belgium) (a)	28,186,041
84,813,500	Wheelock & Co., Ltd. (Hong Kong)	264,240,322

		1,147,320,368

	Industrial & Agricultural
	Equipment - 0.07%
360,100	Mestek, Inc. (a)	3,510,975

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b)	$179,775
32,089	RS Holdings Corp., Class A (a) (b)	7,413

		187,188

	Manufactured Housing - 0.72%
500	Fleetwood Homes, Inc. (a) (b) (c)	35,000,000

	Mutual Holding
	Companies - 0.21%
637,122	Brooklyn Federal Bancorp, Inc.	2,656,799
47,859	Colonial Financial Services, Inc. (a)	473,804
490,036	FedFirst Financial Corp. (a) (c)	2,254,166
205,511	Gouverneur Bancorp, Inc. (c)	1,489,955
274,157	Home Federal Bancorp, Inc. (c)	2,666,177
242,800	SFSB, Inc. (a) (c)	789,100

		10,330,001

	Non-U.S. Real Estate Operating
	Companies - 19.07%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	142,186,289
30,534,000	Hang Lung Properties, Ltd.
	(Hong Kong)	127,364,223
104,598,738	Henderson Land Development
	Co., Ltd. (Hong Kong)	651,090,954
20,919,747	Henderson Land Development
	Co., Ltd. Warrants,
	expires 6/1/11
	(Hong Kong) (a)	3,231,889

		923,873,355

	Oil & Gas Production &
	Services - 6.58%
776,800	Cenovus Energy, Inc. (Canada)	21,905,760
1,001,404	Cimarex Energy Co.	68,966,693
776,800	EnCana Corp. (Canada)	23,715,704

Shares		Value (Note 1)

	Oil & Gas Production &
	Services (continued)
11,090,000	Nabors Industries, Ltd.
	(Bermuda) (a)	$204,166,900

		318,755,057

	Steel & Specialty Steel - 7.51%
3,500,000	POSCO, ADR (South Korea)	364,035,000

	Telecommunications - 1.62%
1,871,861	Sycamore Networks, Inc. (c)	43,576,924
5,008,450	Tellabs, Inc.	34,958,981

		78,535,905

	U.S. Real Estate Operating
	Companies - 4.62%
18,975,821	FNC Realty Corp. (a) (b) (c)	7,941,381
10,764,203	Forest City Enterprises, Inc.,
	Class A (a) (c)	136,705,378
22,500	Forest City Enterprises, Inc.,
	Class B (a)	289,125
3,420,106	Tejon Ranch Co. (a) (c)	78,799,242

		223,735,126

	Utilities, Utility Service
	Companies & Waste
	Management - 2.74%
8,816,889	Covanta Holding Corp. (c)	132,870,517

	Total Common Stocks
	and Warrants
	(Cost $3,798,576,344)	4,453,338,406

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Investment Amount ($) or Partnership Units		Value (Note 1)

Limited Partnerships - 0.15%

	Infrastructure - 0.14%
400,000	Brookfield Infrastructure
	Partners L.P. (Canada)[2]	$6,956,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity
	Fund, L.P. (a) (b)	311,040

	Total Limited Partnerships
	(Cost $8,007,814)	7,267,040

Principal Amount ($)		Value (Note 1)

Short Term Investments - 3.61%

	U.S. Government
	Obligations - 3.61%
175,000,000	U.S. Treasury Bill, 0.23%‡,
	due 10/28/10 (f)	$174,938,750

	Total Short Term Investments
	(Cost $174,900,277)	174,938,750

	Total Investment
	Portfolio - 98.56%
	(Cost $4,251,489,428)	4,775,925,691
	Other Assets less
	Liabilities - 1.44%	69,781,959

	NET ASSETS - 100.00%	$4,845,707,650

	Investor Class:
	Net assets applicable to 300,802
	shares outstanding	$13,466,012

	Net asset value, offering and
	redemption price per share	$44.77

	Institutional Class:
	Net assets applicable to
	107,920,091 shares
	outstanding	$4,832,241,638

	Net asset value, offering and
	redemption price per share	$44.78

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Notes:
ADR: American Depository Receipt.
PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.
(f)	A portion of this security is segregated for future fund commitments.
(g)	Variable rate security.
#	Amount represents less than 0.01% of total net assets.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.
[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	43.36%
United States *	22.97
Japan	9.68
South Korea	7.51
Canada	6.26
Bermuda	4.22
Sweden	3.97
Belgium	0.58
Cayman Islands	0.01
United Kingdom	0.00 #

Total	98.56%

* Includes cash equivalents.

# Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.78%

	Financial Insurance - 0.44%
9,740,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (e) (f)	$4,723,900

	Oil & Gas - 2.34%
15,000,000	Energy XXI Gulf Coast, Inc., 10.000%, due 6/15/13	15,000,000
10,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (e)	9,898,875

		24,898,875

	Total Corporate Debt Instruments (Cost $27,641,494)	29,622,775

Shares or Units

Common Stocks - 85.24%

	Aerospace & Defense - 0.22%
150,380	Herley Industries, Inc. (a)	2,327,882

	Agriculture - 4.05%
5,491,687	Viterra, Inc. (Canada) (a)	43,001,878

	Banks - 0.09%
100,000	Wilmington Trust Corp.	1,014,000

	Chemicals & Allied Products - 4.06%
677,884	Lanxess AG (Germany)	32,548,361
427,037	Westlake Chemical Corp.	10,564,895

		43,113,256

	Computer Peripherals - 1.92%
707,309	Imation Corp. (a)	6,592,120
374,753	Lexmark International, Inc., Class A (a)	13,772,173

		20,364,293

Shares or Units		Value (Note 1)

	Consumer Products - 3.26%
1,171,771	JAKKS Pacific, Inc. (a)	$18,490,546
1,348,451	K-Swiss, Inc., Class A (a)	16,113,989

		34,604,535

	Electronics Components - 5.96%
741,242	Bel Fuse, Inc., Class B (c)	17,478,486
907,468	Electronics for Imaging, Inc. (a)	9,664,534
677,350	Ingram Micro, Inc., Class A (a)	11,196,595
529,647	MEMC Electronic Materials, Inc. (a)	5,063,425
725,973	Park Electrochemical Corp.	19,920,699

		63,323,739

	Energy/Services - 7.15%
819,961	Bristow Group, Inc. (a)	27,411,296
1,663,262	Bronco Drilling Co., Inc. (a) (c)	6,320,396
1,895,703	Pioneer Drilling Co. (a)	12,549,554
726,313	Tidewater, Inc.	29,764,307

		76,045,553

	Forest Products & Paper - 3.17%
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (d)	2,975,987
1,717,406	P.H. Glatfelter Co.	19,629,951
2,733,200	TimberWest Forest Corp. Units (Canada) (a)	11,086,468

		33,692,406

	Healthcare Services - 4.75%
3,221,822	Cross Country Healthcare, Inc. (a) (c)	28,609,779
902,773	Pharmaceutical Product Development, Inc.	21,901,273

		50,511,052

	Holding Companies - 8.85%
436,242	Ackermans & van Haaren NV (Belgium)	29,862,768
1,073,148	Brookfield Asset Management, Inc., Class A (Canada)	26,925,283

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	Holding Companies (continued)
1,283,102	JZ Capital Partners, Ltd. (Guernsey)	$5,939,448
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (d)	4,812,654
495,300	Leucadia National Corp. (a)	10,941,177
475,780,230	PYI Corp., Ltd. (Hong Kong) [1] (a) (c)	15,619,435

		94,100,765

	Industrial Equipment - 2.66%
201,393	Alamo Group, Inc.	4,718,638
1,589,181	Wacker Neuson SE (Germany)	23,608,772

		28,327,410

	Industrial Services - 0.25%
59,995	UniFirst Corp.	2,637,380

	Insurance & Reinsurance - 4.19%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	14,871,122
25,774	E-L Financial Corp., Ltd. (Canada)	11,406,947
698,733	HCC Insurance Holdings, Inc.	18,250,906

		44,528,975

	Life Insurance - 2.82%
194,375	National Western Life Insurance Co., Class A (c)	29,964,850

	Media - 0.93%
180,124	Liberty Media Corp. - Starz Series A (a)	9,887,006

	Metals Manufacturing - 5.22%
1,089,112	Encore Wire Corp.	23,176,303
787,198	Kaiser Aluminum Corp.	32,275,118

		55,451,421

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 6.69%
4,597,100	Parco Co., Ltd. (Japan) (c)	$33,469,251
7,817,000	Sapporo Holdings, Ltd. (Japan)	37,639,586

		71,108,837

	Oil & Gas - 1.67%
258,516	Cimarex Energy Co.	17,803,997

	Securities Trading Services - 3.13%
305,053	Broadridge Financial Solutions, Inc.	6,192,576
1,726,735	Investment Technology Group, Inc. (a)	27,127,007

		33,319,583

	Semiconductor Equipment Manufacturers & Related - 1.68%
1,552,458	Electro Scientific Industries, Inc. (a) (c)	17,822,218

	Software - 3.12%
1,519,660	Synopsys, Inc. (a)	33,189,374

	Telecommunications - 1.66%
385,814	Sycamore Networks, Inc.	8,981,750
1,242,374	Tellabs, Inc.	8,671,771

		17,653,521

	U.S. Real Estate Operating Companies - 7.74%
1,270,936	Alexander & Baldwin, Inc.	42,639,903
267,314	Alico, Inc. (a)	6,511,769
322,646	Tejon Ranch Co. (a)	7,433,764
676,936	Vail Resorts, Inc. (a)	25,642,336

		82,227,772

	Total Common Stocks (Cost $955,240,420)	906,021,703

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Investment Amount ($)		Value (Note 1)

Limited Partnerships - 0.55%

	Holding Companies - 0.55%
1,000,000	AP Alternative Assets, L.P.
	(Guernsey) (a) (b)	$5,842,500

	Total Limited Partnerships
	(Cost $20,000,000)	5,842,500

Notional Amount ($)

Purchased Options - 0.29%

	Foreign Currency
	Put Options - 0.29%
25,000,000	Euro Currency, strike 1.17 Euro,
	expires 11/18/10	109,418
75,000,000	Euro Currency, strike 1.20 Euro,
	expires 3/7/12	2,670,225
50,000,000	Japan Currency, strike
	100 Yen, expires 9/14/10	0
100,000,000	Japan Currency, strike
	95 Yen, expires 11/30/10	272,500

	Total Purchased Options
	(Cost $6,116,250)	3,052,143

Principal Amount ($)		Value (Note 1)

Short Term Investments - 6.87%

	U.S. Government Obligations - 6.87%
73,000,000	U.S. Treasury Bills, 0.15%-0.16%†,
	due 8/5/10-8/26/10 (g)	$72,995,080

	Total Short Term Investments
	(Cost $72,995,080)	72,995,080

	Total Investment
	Portfolio - 95.73%
	(Cost $1,081,993,244)	1,017,534,201
	Other Assets
	less Liabilities - 4.27%	45,405,695

	NET ASSETS - 100.00%	$1,062,939,896

	Investor Class:
	Net assets applicable to 179,464
	shares outstanding	$3,235,755

	Net asset value, offering and
	redemption price per share	$18.03

	Institutional Class:
	Net assets applicable to
	58,725,055 shares outstanding	$1,059,704,141

	Net asset value, offering and
	redemption price per share	$18.05

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Variable rate security.
(g)	A portion of this security is segregated for future fund commitments.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	67.54%
Canada	8.98
Japan	6.69
Germany	5.28
Belgium	2.81
Guernsey	1.56
Hong Kong	1.47
Bermuda	1.40

Total	95.73%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 3.42%

	U.S. Real Estate Investment Trusts - 3.42%
20,000,000	Developers Diversified Realty Corp.,
	3.000%, due 3/15/12	$19,400,000
25,000,000	Macerich Co. (The), 3.250%,
	due 3/15/12 (d)	24,593,750
9,929,000	ProLogis, 1.875%, due 11/15/37	9,159,503

	Total Corporate Debt Instruments
	(Cost $35,563,498)	53,153,253

Shares or Units

Common Stocks and Warrants - 77.51%

	Forest Products & Paper - 0.68%
655,461	Weyerhaeuser Co.	10,631,577

	Homebuilder - 0.81%
850,000	Lennar Corp., Class A	12,554,500

	Non-U.S. Closed End Fund - 0.88%
2,508,431	ProLogis European Properties Fund
	(Luxembourg) (a)	13,663,867

	Non-U.S. Real Estate
	Consulting/Management - 1.07%
3,309,535	Savills PLC (United Kingdom)	16,560,918

	Non-U.S. Real Estate
	Investment Trusts - 11.26%
4,421,808	British Land Co. PLC
	(United Kingdom)	32,041,785
1,670,168	Derwent London PLC (United Kingdom)	35,144,052
10,400,712	Hammerson PLC (United Kingdom)	63,387,728
800,000	Klepierre (France)	25,526,148
95,600	Unibail - Radamco SE (France) (a)	18,861,618

		174,961,331

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating
	Companies - 40.68%
1,308,761	Berkeley Group (Holdings) PLC
	(United Kingdom) (a)	$16,634,443
3,673,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	92,158,731
20,128,500	Capitaland, Ltd. (Singapore)	58,618,076
3,362,300	Daibiru Corp. (Japan)	25,218,709
7,571,000	Hang Lung Properties, Ltd.
	(Hong Kong)	31,580,354
14,925,000	Henderson Land Development Co.,
	Ltd. (Hong Kong)	92,902,961
2,782,600	Henderson Land Development Co.,
	Ltd. Warrants, expires 6/1/11
	(Hong Kong) (a)	429,884
5,701,000	Hongkong Land Holdings, Ltd.
	(Hong Kong)[1]	30,557,360
13,608,000	Hysan Development Co., Ltd.
	(Hong Kong)	42,308,748
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	36,260,154
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	36,016,899
17,215	NTT Urban Development Corp. (Japan)	13,968,071
21,869,072	Quintain Estates & Development PLC
	(United Kingdom) (a)	13,468,924
17,330,196	Songbird Estates PLC (United
	Kingdom) (a)	40,790,369
3,071,000	Sun Hung Kai Properties, Ltd.
	(Hong Kong)	45,111,181
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	55,776,054

		631,800,918

	U.S. Real Estate Investment
	Trusts - 5.56%
1,376,992	ProLogis	14,954,133
862,024	Vornado Realty Trust (e)	71,358,347

		86,312,480

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks and Warrants (continued)

	U.S. Real Estate Operating
	Companies - 16.57%
500,500	Consolidated-Tomoka Land Co. (c)	$14,419,405
12,982,327	FNC Realty Corp. (a) (b) (c)	5,433,104
8,290,773	Forest City Enterprises, Inc.,
	Class A (a) (c)	105,292,817
28,893,141	Newhall Holding Co. LLC,
	Class A Units (a) (c)	52,007,654
1,228,228	St. Joe Co. (The) (a)	31,676,000
941,627	Tejon Ranch Co. (a) (c)	21,695,086
7,357,929	Thomas Properties Group, Inc. (a) (c)	26,856,441

		257,380,507

	Total Common Stocks
	and Warrants
	(Cost $1,159,872,456)	1,203,866,098

Investment Amounts ($)

Limited Partnerships - 2.29%

	Investment Fund - 2.29%
34,000,000	Alliance Bernstein Legacy (C1)
	L.P.[2] (a) (b) (c)	35,504,146

	Total Limited Partnerships
	(Cost $33,327,829)	35,504,146

Notional Amount ($)

Purchased Options - 0.03%

	Foreign Currency Put Options - 0.03%
80,000,000	Japan Currency, strike 95 Yen,
	expires 1/28/11	470,000

	Total Purchased Options
	(Cost $1,958,000)	470,000

Principal Amount ($)		Value (Note 1)

Short Term Investments - 5.05%

	U.S. Government Obligations - 5.05%
78,450,000	U.S. Treasury Bills, 0.08% - 0.14%†,
	due 8/26/10 - 10/21/10 (e)	$78,440,748

	Total Short Term Investments
	(Cost $78,440,702)	78,440,748

	Total Investment
	Portfolio - 88.30%
	(Cost $1,309,162,485)	1,371,434,245
	Other Assets
	less Liabilities - 11.70%	181,728,504

	NET ASSETS - 100.00%	$1,553,162,749

	Investor Class:
	Net assets applicable to 1,010,165
	shares outstanding	$21,201,802

	Net asset value, offering and
	redemption price per share	$20.99

	Institutional Class:
	Net assets applicable to 72,938,923
	shares outstanding	$1,531,960,947

	Net asset value, offering and
	redemption price per share	$21.00

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	A portion of this security is segregated for written options or future fund commitments.
†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.
[2]	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States *	34.41%
Hong Kong	19.23
United Kingdom	14.04
Japan	7.18
Canada	5.93
Singapore	3.77
France	2.86
Luxembourg	0.88

Total	88.30%

* Includes cash equivalents.

Schedule of Written Options
Contracts	Security	Expiration Date	Strike Price	Value

5,000	Lennar Corp., Class A, Put	8/21/10	$16	$(750,000)
5,000	Lennar Corp., Class A, Put	8/21/10	17	(1,157,500)
14,950	ProLogis, Put	8/21/10	10	(373,750)
9,967	ProLogis, Put	10/16/10	10	(598,020)
2,980	Public Storage, Put	9/18/10	75	(81,950)
4,300	Vornado Realty Trust, Call	9/18/10	90	(455,800)

	(Premiums received $5,010,548)			$(3,417,020)

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at July 31, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks, Rights and Warrants - 86.06%

	Advertising - 2.53%
1,437,900	Asatsu-DK, Inc. (Japan)	$34,551,541

	Agriculture - 6.15%
155,356	United International Enterprises,
	Ltd. (Bahamas)	13,503,193
8,989,514	Viterra, Inc. (Canada) (a)	70,391,117

		83,894,310

	Building & Construction
	Products/Services - 0.56%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	7,682,446

	Capital Goods - 1.29%
259,961	Nexans S.A. (France)	17,639,691

	Corporate Services - 0.64%
22,522,784	Boardroom, Ltd. (Singapore) (c)	8,778,552

	Diversified Operations - 7.16%
1,714,692	Antarchile S.A. (Chile)	34,379,369
5,371,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	35,473,777
535,678	Lundbergforetagen AB, Class B
	(Sweden)	27,853,639

		97,706,785

	Electronics Components - 9.14%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	124,790,147

	Forest Products & Paper - 3.90%
60,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d)	8,330,842
12,000,000	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d) (e)	1,658,674
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	33,565,784
598,656	Weyerhaeuser Co.	9,710,200

		53,265,500

Shares		Value (Note 1)

	Holding Companies - 9.90%
761,561	Compagnie Nationale a Portefeuille
	(Belgium)	$36,442,029
3,815,400	Guoco Group, Ltd. (Hong Kong)[1]	37,576,839
1,270,888	Leucadia National Corp. (a)	28,073,916
476,835	LG Corp. (South Korea)	32,969,256

		135,062,040

	Insurance - 10.18%
349,693	Allianz SE (Germany)	40,603,159
265,070	Munich Re (Germany)	36,718,846
1,533,625	Sampo Oyj, Class A (Finland)	37,472,756
881,900	Tokio Marine Holdings, Inc. (Japan)	24,151,576

		138,946,337

	Investment Companies - 2.02%
1,023,153	Resolution, Ltd., (Guernsey)	3,825,846
17,393,600	Resolution, Ltd., Rights,
	expires 8/5/10 (Guernsey) (a)	23,744,971

		27,570,817

	Machinery - 2.42%
526,572	Andritz AG (Austria)	33,023,545

	Media - 0.39%
642,497	Alma Media Corp. (Finland)	5,291,556

	Metals & Mining - 3.89%
5,745,000	Dundee Precious Metals, Inc.
	(Canada) (a) (e)	23,470,648
512,500	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12
	(Canada) (a) (d)	44,866
2,360,000	Dundee Precious Metals, Inc.
	Warrants, expires 11/20/15
	(Canada) (a) (d)	4,476,436
448,956	Newmont Mining Corp.	25,096,640

		53,088,590

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks, Rights and Warrants (continued)

	Non-U.S. Closed End Fund - 0.19%
485,486	ProLogis European Properties Fund
	(Luxembourg) (a)	$2,644,528

	Non-U.S. Real Estate Operating
	Companies - 4.28%
1,077,607	Atrium European Real Estate Ltd.
	(Jersey) (a)	5,546,930
2,735,600	Daibiru Corp. (Japan)	20,518,187
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	32,401,875

		58,466,992

	Oil & Gas Production &
	Services - 3.97%
846,861	Cenovus Energy, Inc. (Canada)	23,881,480
993,802	EnCana Corp. (Canada)	30,340,775

		54,222,255

	Other Financial - 2.77%
67,766,000	Yuanta Financial Holding Co.,
	Ltd. (Taiwan)	37,855,147

	Pharmaceuticals - 3.52%
1,037,423	GlaxoSmithKline PLC
	(United Kingdom)	18,085,596
514,600	Sanofi-Aventis SA (France)	29,888,740

		47,974,336

	Technology - Hardware - 2.75%
84,824,750	United Microelectronics Corp.
	(Taiwan)	37,589,884

	Telecommunications - 5.83%
49,496,693	Netia S.A. (Poland) (a) (c)	79,542,506

	Transportation - 2.58%
5,233,000	Seino Holdings Co., Ltd. (Japan)	35,191,539

		Value (Note 1)

	Total Common Stocks, Rights
	and Warrants
	(Cost $1,285,491,930)	$1,174,779,044

Notional Amount ($)

Purchased Options - 0.13%

	Foreign Currency
	Put Options - 0.13%
200,000,000	Euro Currency, strike 1.117 Euro,
	expires 11/17/10	330,000
75,000,000	Japan Currency, strike 90 Yen,
	expires 12/1/10	883,125
75,000,000	Japan Currency, strike 95 Yen,
	expires 2/22/11	540,000

	Total Purchased Options
	(Cost $8,853,125)	1,753,125

Principal Amount ($)

Short Term Investments - 7.62%

	U.S. Government Obligations - 7.62%
104,000,000	U.S. Treasury Bills, 0.08%-0.23%†,
	due 9/16/10-10/28/10	103,974,692

	Total Short Term Investments
	(Cost $103,961,501)	103,974,692

	Total Investment
	Portfolio - 93.81%
	(Cost $1,398,306,556)	1,280,506,861
	Other Assets
	less Liabilities - 6.19%	84,533,979

	NET ASSETS - 100.00%	$1,365,040,840

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Investor Class:
Net assets applicable to 383,051
shares outstanding	$5,631,634

Net asset value, offering and
redemption price per share	$14.70

Institutional Class:
Net assets applicable to 92,387,484
shares outstanding	$1,359,409,206

Net asset value, offering and
redemption price per share	$14.71

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration
% of Net Assets

United States *	12.35%
Canada	11.92
Japan	10.76
Singapore	9.79
Poland	5.83
Germany	5.66
Taiwan	5.53
Hong Kong	5.35
France	3.48
Finland	3.13
New Zealand	3.02
Belgium	2.67
Chile	2.52
Austria	2.42
South Korea	2.41
Sweden	2.04
Guernsey	2.02
United Kingdom	1.32
Bahamas	0.99
Jersey	0.41
Luxembourg	0.19

Total	93.81%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 77.11%

	Aerospace - 3.35%
	Aveos Fleet Performance, Inc.:
3,180,308	Term Loan, 11.250%,
	due 3/12/13 (b)	$3,180,308
5,786,985	Term Loan B, 10.750%,
	due 3/12/15 (b)	5,541,038
9,000,000	DAE Aviation Holdings, Inc.,
	11.250%, due 8/1/15 (a)	9,045,000
	Sequa Corp.;
4,200,000	11.750%, due 12/1/15 (a)	4,215,750
7,083,187	PIK, 13.500%, due 12/1/15 (a)	7,224,851

		29,206,947

	Automobile Parts - 0.50%
4,100,000	Remy International, Inc., PIK,
	9.984%, due 12/1/14 (b)	4,376,750

	Building Products - 1.96%
19,475,000	Ainsworth Lumber Co., Ltd., PIK,
	11.000%, due 7/29/15
	(Canada) (a)	17,064,969

	Chemicals - 7.31%
	CF Industries, Inc.:
2,000,000	6.875%, due 5/1/18	2,105,000
18,000,000	7.125%, due 5/1/20	19,260,000
13,000,000	Georgia Gulf Corp., 9.000%,
	due 1/15/17 (a)	13,763,750
3,500,000	LBI Escrow Corp., 8.000%,
	due 11/1/17 (a)	3,688,125
22,999,616	Lyondell Chemical Co., 11.000%,
	due 5/1/18 (d)	24,868,334

		63,685,209

	Commercial Services - 2.03%
17,000,000	Dyncorp International, Inc.,
	10.375%, due 7/1/17 (a)	17,658,750

Principal Amount ($)		Value (Note 1)

	Consumer Services - 3.37%
27,500,000	Hertz Corp. (The), 10.500%,
	due 1/1/16 (d)	$29,356,250

	Diversified Manufacturing - 2.86%
9,000,000	Case New Holland, Inc.,
	7.875%, due 12/1/17 (a)	9,472,500
15,000,000	Trimas Corp., 9.750%,
	due 12/15/17 (a)	15,393,750

		24,866,250

	Energy - 10.78%
	Anadarko Petroleum Corp.:
8,000,000	6.950%, due 6/15/19	8,054,216
9,000,000	6.450%, due 9/15/36	8,117,082
3,816,000	Chaparral Energy, Inc., 8.500%,
	due 12/1/15	3,720,600
16,500,000	Compton Petroleum Finance Corp.,
	7.625%, due 12/1/13 (Canada)	14,334,375
10,000,000	Connacher Oil & Gas Ltd., 10.250%,
	due 12/15/15 (Canada) (a)	10,175,000
	Consol Energy Inc.:
2,500,000	8.000%, due 4/1/17 (a)	2,668,750
2,500,000	8.250%, due 4/1/20 (a)	2,700,000
9,962,000	Denbury Resources, Inc., 8.250%,
	due 2/15/20	10,684,245
	Energy XXI Gulf Coast, Inc.:
4,638,319	10.000%, due 6/15/13	4,638,319
9,353,770	16.000%, due 6/15/14	10,616,529
8,000,000	International Coal Group, Inc.,
	9.125%, due 4/1/18	8,340,000
10,000,000	Stallion OilField Holdings, Ltd.,
	10.500%, due 2/15/15 (a)	9,900,000

		93,949,116

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Entertainment - 1.25%
5,000,000	Hicks Sport Group LLC,
	Term Loan B, due 12/15/10* (b)	$4,575,000
6,250,000	Six Flags Theme Parks Inc.,
	Term Loan, 9.250%,
	due 12/31/16 (b)	6,335,937

		10,910,937

	Financials - 8.67%
	Ally Financial, Inc.:
1,000,000	8.300%, due 2/12/15 (a)	1,055,000
5,000,000	8.000%, due 11/1/31	4,906,250
	CIT Group, Inc.:
5,745,499	7.000%, due 5/1/15	5,565,952
14,242,498	7.000%, due 5/1/16	13,637,192
4,739,498	7.000%, due 5/1/17	4,490,674
30,000,000	Lehman Brothers Holdings, Inc.,
	due 3/23/09* (b)	6,450,000
10,695,495	Marsico Parent Co. LLC, Term Loan B,
	5.466%, due 12/15/14 (b)	6,952,072
	Nuveen Investments, Inc.:
21,000,000	10.500%, due 11/15/15	20,737,500
2,925,000	Term Loan, 12.500%,
	due 7/31/15 (b)	3,166,313
8,000,000	Trans Union LLC/Transunion Financing
	Corp., 11.375%, due 6/15/18 (a)	8,620,000

		75,580,953

	Food & Beverage - 1.79%
15,000,000	Pinnacle Foods Finance LLC/
	Pinnacle Foods Finance Corp.,
	9.250%, due 4/1/15 (a)	15,581,250

	Gaming - 2.91%
	Harrah’s Operating Co., Inc.:
2,000,000	11.250%, due 6/1/17	2,170,000
21,000,000	Term Loan B2, 3.498%,
	due 1/28/15 (b)	18,082,323

Principal Amount ($)		Value (Note 1)

	Gaming (continued)
5,000,000	Midwest Gaming Borrower LLC /
	Midwest Finance Corp., 11.625%,
	due 4/15/16 (a)	$5,075,000

		25,327,323

	Healthcare - 5.84%
10,775,000	Biomet, Inc., PIK, 10.375%,
	due 10/15/17	11,987,188
17,250,000	HCA, Inc., PIK, 9.625%, due 11/15/16	18,673,125
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	10,175,000
4,500,000	US Oncology, Inc., 9.125%,
	due 8/15/17	4,786,875
5,572,000	US Oncology Holdings, Inc., PIK,
	6.643%, due 3/15/12 (b)	5,307,330

		50,929,518

	Media - 5.26%
9,915,581	Cengage Learning Acquisitions,
	Inc., Term Loan,
	3.030%, due 7/3/14 (b)	8,796,697
	Clear Channel Communications, Inc.:
5,000,000	10.750%, due 8/1/16	3,843,750
16,073,000	PIK, 11.000%, due 8/1/16	11,492,195
	Clear Channel Worldwide Holdings, Inc.:
1,000,000	Series A, 9.250%, due 12/15/17 (a)	1,045,000
4,000,000	Series B, 9.250%, due 12/15/17 (a)	4,220,000
1,395,427	DEX Media West LLC, Term Loan,
	7.500%, due 10/24/14 (b)	1,251,647
6,809,217	DEX One Corp., PIK, 12.000%,
	due 1/29/17	6,298,526
5,000,000	Nielsen Finance LLC/Nielsen Finance
	Co., 10.000%, due 8/1/14	5,237,500
3,142,011	RH Donnelley Inc., Term Loan, 9.250%,
	due 10/24/14 (b)	2,783,297

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Media (continued)
994,751	Spanish Broadcasting Systems Inc.,
	Term Loan, 2.290%,
	due 6/10/12 (b)	$896,934

		45,865,546

	Metals & Mining - 3.31%
	FMG Finance Party, Ltd. (Australia):
2,000,000	10.000%, due 9/1/13 (a)	2,200,000
15,998,000	10.625%, due 9/1/16 (a)	18,317,710
8,000,000	Murray Energy Corp., 10.250%,
	due 10/15/15 (a)	8,320,000

		28,837,710

	Retail - 0.66%
8,835,000	Blockbuster, Inc., 11.750%,
	due 10/1/14 (a)	5,786,925

	Technology - 2.19%
21,858,392	First Data Corp., Term Loan B1,
	3.078%, due 9/24/14 (b)	19,075,993

	Telecommunications - 8.77%
14,000,000	Cincinnati Bell, Inc., 8.750%,
	due 3/15/18	13,755,000
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	12,224,362
5,800,000	10.500%, due 4/15/18 (a)	6,235,000
	Frontier Communications Corp.:
9,000,000	8.250%, due 4/15/17 (a)	9,652,500
5,000,000	8.500%, due 4/15/20 (a)	5,362,500
5,000,000	8.750%, due 4/15/22 (a)	5,387,500
11,500,000	Intelsat Jackson Holdings, SA,
	11.250%, due 6/15/16
	(Luxembourg)	12,477,500
11,000,000	West Corp., 9.500%, due 10/15/14	11,302,500

		76,396,862

Principal Amount ($)		Value (Note 1)

	Transportation - 2.10%
	Swift Transportation Co., Inc.:
3,000,000	12.500%, due 5/15/17 (a)	$2,970,000
7,500,000	Letter of Credit, 2.050%,
	due 5/10/14 (b)	7,215,622
8,300,044	Term Loan B, 8.250%,
	due 5/10/14 (b)	8,100,329

		18,285,951

	Utilities - 2.20%
3,000,000	Bosque Power Co. LLC, Term Loan,
	9.500%, due 12/10/14 (b)	2,055,000
500,000	Energy Future Holdings Corp.,
	10.000%, due 1/15/20 (a)	505,000
	Texas Competitive Electric
	Holdings Co. LLC:
3,482,097	Term Loan B1, 3.500%,
	due 10/10/14 (b)	2,710,440
17,885,243	Term Loan B3, 3.500%,
	due 10/10/14 (b)	13,872,242

		19,142,682

	Total Corporate Debt Instruments
	(Cost $654,854,543)	671,885,891

Shares

Preferred Stocks - 0.94%

	Financials - 0.94%
10,000	Ally Financial, Inc., 7.000% (a)	8,212,813

	Total Preferred Stocks
	(Cost $7,658,000)	8,212,813

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks - 2.16%

	Aerospace - 1.27%
623,251	Aveos Fleet Performance, Inc. (c)	$11,062,700

	Energy - 0.54%
247,695	Stallion OilField Holdings, Inc. (c)	4,706,205

	Financials - 0.18%
42,780	CIT Group, Inc. (c)	1,555,481

	Media - 0.17%
82,533	DEX One Corp. (c)	1,495,498

	Total Common Stocks
	(Cost $19,415,588)	18,819,884

	Total Investment
	Portfolio - 80.21%
	(Cost $681,928,131)	698,918,588
	Other Assets
	less Liabilities - 19.79%	172,468,216

	NET ASSETS - 100.00%	$871,386,804

	Investor Class:
	Net assets applicable to 20,386,631
	shares outstanding	$222,278,898

	Net asset value, offering and
	redemption price per share	$10.90

	Institutional Class:
	Net assets applicable to 59,534,308
	shares outstanding	$649,107,906

	Net asset value, offering and
	redemption price per share	$10.90

Notes:
PIK: Payment-in-kind.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security.
(c)	Non-income producing security.
(d)	A portion of this security is segregated for future fund commitments.
*	Issuer in default.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	69.53%
Canada	4.77
Australia	2.36
Jamaica	2.12
Luxembourg	1.43

Total	80.21%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Notes to Portfolios of Investments
July 31, 2010
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”).

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At July 31, 2010, such securities had a total fair value of $53,676,007 or 1.11% of net assets of Third Avenue Value Fund, $8,818,487 or 0.83% of net assets of Third Avenue Small-Cap Value Fund, $40,937,250 or 2.64% of net assets of Third Avenue Real Estate Value Fund and $9,989,516 or 0.73% of net assets of Third Avenue International Value Fund. There were no fair valued securities for Third Avenue Focused Credit Fund at July 31, 2010. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation val-

19

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

ues of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:
In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Effective October 31, 2009, the Funds adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly FSP FAS 157-4). This FASB provides guidance in determining fair value when the volume and level of activity for the asset or liability significantly decreased and identifying transactions that are not orderly. FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

supplement or replace a market approach in those circumstances. The guidance provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary by level of inputs used to value the Funds’ investments as of July 31, 2010:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks, Rights & Warrants:
Advertising	$—	$—	$—	$34,551,541	$—
Aerospace	—	—	—	—	11,062,700
Aerospace & Defense	—	2,327,882	—	—	—
Agriculture	—	43,001,878	—	83,894,310	—
Annuities & Mutual Fund
Management & Sales	150,420,000	—	—	—	—
Automotive	469,282,146	—	—	—	—
Banks	—	1,014,000	—	—	—
Building & Construction
Products/Services	—	—	—	7,682,446	—
Capital Goods	—	—	—	17,639,691	—
Chemical & Allied Products	—	43,113,256	—	—	—
Computer Peripherals	—	20,364,293	—	—	—
Consumer Products	—	34,604,535	—	—	—
Corporate Services	—	—	—	8,778,552	—
Depository Institutions	110,218,827	—	—	—	—
Diversified Operations	484,450,684	—	—	97,706,785	—
Electronics Components	—	63,323,739	—	124,790,147	—
Energy	—	—	—	—	—
Energy/Services	—	76,045,553	—	—	—
Financials	—	—	—	—	1,555,481
Forest Products & Paper	—	30,716,419	10,631,577	43,275,984	—

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Healthcare Services	$—	$50,511,052	$—	$—	$—
Holding Companies	1,147,320,368	94,100,765	—	135,062,040	—
Homebuilder	—	—	12,554,500	—	—
Industrial & Agricultural Equipment	3,510,975	—	—	—	—
Industrial Equipment	—	28,327,410	—	—	—
Insurance	—	—	—	138,946,337	—
Industrial Services	—	2,637,380	—	—	—
Insurance & Reinsurance	—	44,528,975	—	—	—
Investment Companies	—	—	—	27,570,817	—
Life Insurance	—	29,964,850	—	—	—
Machinery	—	—	—	33,023,545	—
Media	—	9,887,006	—	5,291,556	1,495,498
Metals & Mining	—	—	—	53,088,590	—
Metals Manufacturing	—	55,451,421	—	—	—
Mutual Holding Companies	10,330,001	—	—	—	—
Non-U.S. Closed End Fund	—	—	13,663,867	2,644,528	—
Non-U.S. Real Estate
Consulting/Management	—	—	16,560,918	—	—
Non-U.S. Real Estate Investment Trusts	—	—	174,961,331	—	—
Non-U.S. Real Estate
Operating Companies	923,873,355	71,108,837	631,800,918	58,466,992	—
Oil & Gas	—	17,803,997	—	—	—
Oil & Gas Production & Services	318,755,057	—	—	54,222,255	—
Other Financial	—	—	—	37,855,147	—
Pharmaceuticals	—	—	—	47,974,336
Securities Trading Services	—	33,319,583	—	—	—
Semiconductor Equipment
Manufacturers & Related	—	17,822,218	—	—	—
Software	—	33,189,374	—	—	—
Steel & Specialty Steel	364,035,000	—	—	—	—
Technology-Hardware	—	—	—	37,589,884	—
Telecommunications	78,535,905	17,653,521	—	79,542,506	—
Transportation	—	—	—	35,191,539	—
U.S. Real Estate Investment Trusts	—	—	86,312,480	—	—
U.S. Real Estate Operating Companies	215,793,745	82,227,772	199,939,749	—	—
Utilities, Utility Service Companies
& Waste Management	132,870,517	—	—	—	—

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Preferred Stocks:
Financials	$—	$—	$—	$—	$8,212,813
Insurance & Reinsurance	8,354	—	—	—	—
Limited Partnerships:
Infrastructure	6,956,000	—	—	—	—

Total for Level 1 Securities	4,416,360,934	903,045,716	1,146,425,340	1,164,789,528	22,326,492

Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stock:
Energy	—	—	—	—	4,706,205
U.S. Real Estate Operating Companies	—	—	52,007,654	—	—
Corporate Debt Instruments	130,950,000	29,622,775	53,153,253	—	671,885,891
Purchased Options:
Foreign Currency Put Options	—	3,052,143	470,000	1,753,125	—
Short Term Investments:
U.S. Government Obligations	174,938,750	72,995,080	78,440,748	103,974,692	—

Total for Level 2 Securities	305,888,750	105,669,998	184,071,655	105,727,817	676,592,096

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Auto Supply	231,939	—	—	—	—
Consumer Products	26,318	—	—	—	—
Financial Insurance	555,000	—	—	—	—
Forest Products & Paper	—	2,975,987	—	9,989,516	—
Insurance & Reinsurance	187,188	—	—	—	—
Manufactured Housing	35,000,000	—	—	—	—
U.S. Real Estate Operating Companies	7,941,381	—	5,433,104	—	—
Limited Partnerships:
Holding Companies	—	5,842,500	—	—	—
Insurance & Reinsurance	311,040	—	—	—	—
Investment Fund	—	—	35,504,146	—	—
Preferred Stocks:
Insurance & Reinsurance	236,158	—	—	—	—
Corporate Debt Instruments	9,186,983	—	—	—	—

Total for Level 3 Securities	53,676,007	8,818,487	40,937,250	9,989,516	—

Total Value of Investments	$4,775,925,691	$1,017,534,201	$1,371,434,245	$1,280,506,861	$698,918,588

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs Options Written	$—	$—	$(3,417,020)	$—	$—

Total Value of Other Financial Instruments	$—	$—	$(3,417,020)	$—	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Payment- in-kind interest	Net realized gain	Transfer in/(out) Level 3	Balance as of 7/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	$(3,236,795)	$—	$—	$—	$3,468,734	$231,939	$(3,236,795)
Consumer Products	26,318	—	—	—	—	—	26,318	—
Financial Insurance	38,067	518,000	(15,485)	—	14,418	—	555,000	518,000
Insurance & Reinsurance	485,375	(298,187)	—	—	—	—	187,188	(298,187)
Manufactured Housing	35,000,000	—	—	—	—	—	35,000,000	—
U.S. Real Estate Operating Companies	7,077,981	863,400	—	—	—	—	7,941,381	863,400
Corporate Debt Instruments	14,647,545	(5,940,616)	—	480,054	—	—	9,186,983	(5,940,616)
Limited Partnerships:
Insurance & Reinsurance	234,146	76,894	—	—	—	—	311,040	76,894
Preferred Stocks:
Insurance & Reinsurance	271,577	(35,419)	—	—	—	—	236,158	(35,419)

Total	$57,781,009	$(8,052,723)	$(15,485)	$480,054	$14,418	$3,468,734	$53,676,007	$(8,052,723)

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$5,167,444	$(2,191,457)	$—	$—	$—	$—	$2,975,987	$(2,191,457)
Limited Partnerships:
Holding Companies	6,412,500	(570,000)	—	—	—	—	5,842,500	(570,000)

Total	$11,579,944	$(2,761,457)	$—	$—	$—	$—	$8,818,487	$(2,761,457)

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

	Balance as of 10/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Return of capital	Transfer in/(out) Level 3	Balance as of 7/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate Operating Companies	$59,252,009	$590,696	$—	$—	$(54,409,601)	$5,433,104	$590,696
Limited Partnerships:
Investment Fund	—	2,176,317	34,034,521	(706,692)	—	35,504,146	2,176,317

Total	$59,252,009	$2,767,013	$34,034,521	$(706,692)	$(54,409,601)	$40,937,250	$2,767,013

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$17,345,597	$(7,356,081)	$—	$—	$—	$9,989,516	$(7,356,081)

Security transactions:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Option contracts:
The Funds may invest in derivatives for various hedging and non-hedging purposes, including to hedge against foreign currency risk.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based on, or reflect the passing through of, floating interest payments on an underlying collateral pool. These obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of July 31, 2010:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$1,181,186,152	$147,898,236	$247,298,519	$151,228,346	$24,596,113
Gross unrealized depreciation	(656,749,889)	(212,357,279)	(185,026,759)	(269,028,041)	(7,605,656)

Net unrealized appreciation/ (depreciation)	$524,436,263	$(64,459,043)	$62,271,760	$(117,799,695)	$16,990,457

Aggregate book cost	$4,251,489,428	$1,081,993,244	$1,309,162,485	$1,398,306,556	$681,928,131

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of July 31, 2010. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

Third Avenue Small-Cap Value Fund has committed $5,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of July 31, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Small-Cap Value Fund has segregated securities valued at $5,000,000 to meet this contingency.

Third Avenue Real Estate Value Fund has committed a $40,000,000 capital investment to Alliance Bernstein Legacy (C1) L.P. of which $34,000,000 has been funded as of July 31, 2010. This commitment may be payable upon demand of Alliance Bernstein Legacy (C1) L.P. Accordingly, Third Avenue Real Estate Value Fund has segregated securities valued at $6,000,000 to meet this contingency.

Third Avenue Focused Credit Fund has committed $10,000,000 to American Capital Ltd. pursuant to a revolving credit loan, of which the entire amount has not been funded as of July 31, 2010. This commitment may be payable upon demand of American Capital Ltd. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $10,000,000 to meet this contingency.

Third Avenue Focused Credit Fund has committed $2,574,468 to Aveos Fleet Performance, Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of July 31, 2010. This commitment may be payable upon demand of Aveos Fleet Performance, Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $2,574,468 to meet this contingency.

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2010
(Unaudited)

Third Avenue Focused Credit Fund has committed $25,000,000 to MultiPlan Inc. pursuant to a bridge participation agreement, of which the entire amount has not been funded as of July 31, 2010. This commitment may be payable upon demand of MultiPlan Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $25,000,000 to meet this contingency.

Third Avenue Focused Credit Fund has committed $1,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of July 31, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $1,000,000 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

28

BOARD OF TRUSTEES
Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 1, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 1, 2010

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	September 1, 2010